Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	£ 509	£ 509	£ 509
Adoption of IFRS 16 (see Note 1)			17
Balance on January 1 2019			526
Additional provisions (see Note 8)			487
Provisions released (see Note 8)			(30)
Utilisation and other			(421)
Recharge			10
Ending balance			572
To be settled:
Ending balance			572
Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			545
To be settled:
Ending balance			545
More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			27
To be settled:
Ending balance			27
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	246	246	246
Balance on January 1 2019			246
Additional provisions (see Note 8)	70	99	169
Provisions released (see Note 8)			0
Utilisation and other			(226)
Recharge			0
Ending balance			189
To be settled:
Ending balance			189
PPI [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			189
To be settled:
Ending balance			189
PPI [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			0
To be settled:
Ending balance			0
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	30	30	30
Balance on January 1 2019			30
Additional provisions (see Note 8)			0
Provisions released (see Note 8)			0
Utilisation and other			(5)
Recharge			0
Ending balance			25
To be settled:
Ending balance			25
Other products [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			18
To be settled:
Ending balance			18
Other products [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			7
To be settled:
Ending balance			7
FSCS And Bank Levy [member]
Disclosure of other provisions [line items]
Beginning balance	45	45	45
Balance on January 1 2019			45
Additional provisions (see Note 8)			86
Provisions released (see Note 8)			(5)
Utilisation and other			(90)
Recharge			10
Ending balance			46
To be settled:
Ending balance			46
FSCS And Bank Levy [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			46
To be settled:
Ending balance			46
FSCS And Bank Levy [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			0
To be settled:
Ending balance			0
Vacant Property [member]
Disclosure of other provisions [line items]
Beginning balance	37	37	37
Adoption of IFRS 16 (see Note 1)			17
Balance on January 1 2019			54
Additional provisions (see Note 8)			44
Provisions released (see Note 8)			(21)
Utilisation and other			(18)
Recharge			0
Ending balance			59
To be settled:
Ending balance			59
Vacant Property [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			43
To be settled:
Ending balance			43
Vacant Property [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			16
To be settled:
Ending balance			16
Off- balance sheet ECL [member]
Disclosure of other provisions [line items]
Beginning balance	56	56	56
Balance on January 1 2019			56
Additional provisions (see Note 8)			22
Provisions released (see Note 8)			0
Utilisation and other			0
Recharge			0
Ending balance			78
To be settled:
Ending balance			78
Off- balance sheet ECL [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			78
To be settled:
Ending balance			78
Off- balance sheet ECL [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			0
To be settled:
Ending balance			0
Regulatory and other [member]
Disclosure of other provisions [line items]
Beginning balance	£ 95	£ 95	95
Balance on January 1 2019			95
Additional provisions (see Note 8)			166
Provisions released (see Note 8)			(4)
Utilisation and other			(82)
Recharge			0
Ending balance			175
To be settled:
Ending balance			175
Regulatory and other [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance			171
To be settled:
Ending balance			171
Regulatory and other [member] | More than One Year [member]
Disclosure of other provisions [line items]
Ending balance			4
To be settled:
Ending balance			£ 4